Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-39759
Entity Registrant Name	DOORDASH, INC.
Entity Central Index Key	0001792789
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	46-2852392
Entity Address, Address Line One	303 2nd Street
Entity Address, Address Line Two	South Tower, 8th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	650
Local Phone Number	487-3970
Title of 12(b) Security	Class A common stock ($0.00001 par value)
Trading Symbol	DASH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false